UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 280 Park Avenue, 30th Fl
         New York, NY  10017

13F File Number:  028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaker Choudhury
Title:     Chief Compliance Officer
Phone:     212-313-9723

Signature, Place, and Date of Signing:

 /s/Shaker Choudhury     New York, NY     November 21, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $55,804 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1708  1211388 SH       SOLE                   951122   260266
AMERICAN RLTY CAP TR INC       COM              02917L101      117    10000 SH       SOLE                        0    10000
AUTHENTEC INC                  COM              052660107     4008   500000 SH  CALL SOLE                   393500   106500
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106      308     9200 SH       SOLE                        0     9200
DUN & BRADSTREET CORP/THE      COM              26483E100     3981    50000 SH  PUT  SOLE                    38700    11300
GENCORP INC                    COM              368682100       95    10000 SH       SOLE                     6950     3050
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302      319     8800 SH       SOLE                     6168     2632
HERTZ GLOBAL HOLDINGS INC      COM              42805T105      357    26000 SH       SOLE                    18460     7540
ISHARES TR                     HIGH YLD CORP    464288513    23075   250000 SH  PUT  SOLE                   196800    53200
J ALEXANDERS CORP              COM              466096104     1014    69927 SH       SOLE                    58325    11602
JAMES RIVER COAL CO            NOTE 4.500%12/0  470355AF5      800  2000000 PRN      SOLE                  1560000   440000
MERU NETWORKS INC              COM              59047Q103      128    37300 SH  CALL SOLE                    29400     7900
MIPS TECHNOLOGIES INC          COM              604567107     1581   213900 SH  CALL SOLE                   166800    47100
NEWCASTLE INVT CORP            COM              65105M108       83    11000 SH       SOLE                        0    11000
NQ MOBILE INC                  ADR REPSTG CL A  64118U108      693    86600 SH  PUT  SOLE                    67500    19100
OCZ TECHNOLOGY GROUP INC       COM              67086E303      675   194600 SH  CALL SOLE                   150600    44000
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6     1225 10000000 PRN      SOLE                  7870000  2130000
PULSE ELECTRONICS CORP         COM              74586W106     1079  1315378 SH       SOLE                  1035202   280176
SUNOCO INC                     COM              86764P109     4680    99945 SH       SOLE                    83954    15991
THQ INC                        COM PAR $.01     872443601     2493   673871 SH       SOLE                   533759   140112
THQ INC                        NOTE 5.000% 8/1  872443AB2     7015 12094000 PRN      SOLE                  9651000  2443000
VALEANT PHARMACEUTICALS INTL   COM              91911K102      370     6700 SH       SOLE                     4690     2010